Deferred Consideration - Additional Information (Detail) - 12 months ended Dec. 31, 2017 oz in Millions, CAD in Millions, $ in Millions	CAD oz	USD ($) oz
Disclosure of deferred income [line items]
Spot price	5.00%	5.00%
Percentage of payable silver delivered	22.50%	22.50%
Decrease in percentage of payable silver once threshold reached	15.00%	15.00%
Quantity of silver delivered	86	86
Long-term streaming agreement [member]
Disclosure of deferred income [line items]
Upfront payment on silver stream transaction	CAD 789	$ 610